Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Diversification Shares - Core Plus Completion Fund

For the period ended April 30, 2026

Schedule of Investments (unaudited)

April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.17%

ASSET-BACKED SECURITIES 15.77%

Automobiles 10.47%
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	$36,831	$37,170
CarMax Auto Owner Trust Series 2024-1 Class D	6.00%	7/15/2030	75,000	76,198
CarMax Select Receivables Trust Series 2026-A Class D	4.90%	5/17/2032	85,000	84,252
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	83,000	84,338
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	65,000	65,025
First Investors Auto Owner Trust Series 2026-1A Class A2†	4.31%	7/16/2029	150,000	150,042
First Investors Auto Owner Trust Series 2026-1A Class A3†	4.50%	5/15/2031	150,000	150,013
Santander Drive Auto Receivables Trust Series 2024-3 Class D	5.97%	10/15/2031	83,000	84,831
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	184,384	185,885
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	142,606	143,882
Total				1,061,636

Other 5.30%
Affirm Master Trust Series 2026-1A Class A†	4.37%	2/15/2034	223,000	222,044
Mariner Finance Issuance Trust Series 2024-BA Class C†	5.73%	11/20/2038	115,000	116,185
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%	7/20/2033	200,000	199,645
Total				537,874
Total Asset-Backed Securities (cost $1,599,190)				1,599,510

CORPORATE BONDS 38.86%

Aerospace/Defense 1.04%
ATI, Inc.	7.25%	8/15/2030	29,000	30,224
Moog, Inc.†	5.50%	10/15/2034	30,000	30,102
TransDigm, Inc.†	6.75%	1/31/2034	44,000	45,232
Total				105,558

Airlines 0.74%
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	32,000	29,845
United Airlines Holdings, Inc.	4.875%	3/1/2029	46,000	45,428
Total				75,273

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Apparel 0.44%
William Carter Co.†	7.375%		2/15/2031	$43,000	$44,256

Auto Manufacturers 1.04%
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	29,000	30,087
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	73,000	74,905
Total					104,992

Auto Parts & Equipment 0.30%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	30,000	30,706

Banks 2.31%
Banco de Credito del Peru SA (Peru)†(a)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	86,000	85,592
Banco Santander Chile (Chile)†(a)	4.55%		11/20/2030	150,000	148,762
Total					234,354

Building Materials 0.89%
Ameritex Holdco Intermediate LLC†	7.625%		8/15/2033	29,000	30,181
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	29,000	30,001
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031	29,000	30,382
Total					90,564

Chemicals 1.18%
Celanese U.S. Holdings LLC	7.00%		2/15/2031	86,000	89,542
Rain Carbon, Inc.†	12.25%		9/1/2029	29,000	30,548
Total					120,090

Coal 0.30%
SunCoke Energy, Inc.†	4.875%		6/30/2029	33,000	30,451

Commercial Services 1.49%
Allied Universal Holdco LLC†	7.875%		2/15/2031	29,000	30,439
CompoSecure Holdings LLC†	5.625%		2/1/2033	31,000	30,402
EquipmentShare.com, Inc.†	9.00%		5/15/2028	28,000	29,064
Herc Holdings, Inc.†	7.25%		6/15/2033	29,000	30,387
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030	29,000	30,520
Total					150,812

Diversified Financial Services 1.32%
Aretec Group, Inc.†	10.00%		8/15/2030	28,000	29,690
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	46,000	45,250
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	29,000	29,183
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	29,000	29,808
Total					133,931

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 2.79%
Alpha Generation LLC†	6.75%		10/15/2032	$58,000	$59,437
Emera, Inc. (Canada)(a)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	59,000	59,064
Long Ridge Energy LLC†	8.75%		2/15/2032	43,000	45,980
NRG Energy, Inc.†	6.00%		2/1/2033	30,000	30,248
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056	30,000	30,008
Talen Energy Supply LLC†	6.25%		2/1/2034	59,000	58,596
Total					283,333

Engineering & Construction 0.29%
Weekley Homes LLC/Weekley Finance Corp.†	6.75%		1/15/2034	30,000	29,692

Entertainment 0.68%
Discovery Global Holdings, Inc.	4.279%		3/15/2032	20,000	18,140
Discovery Global Holdings, Inc.	5.05%		3/15/2042	28,000	20,049
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032	30,000	30,516
Total					68,705

Forest Products & Paper 0.30%
Magnera Corp.†	4.75%		11/15/2029	33,000	30,255

Home Builders 0.76%
Century Communities, Inc.†	3.875%		8/15/2029	32,000	30,329
LGI Homes, Inc.†	4.00%		7/15/2029	51,000	46,310
Total					76,639

Home Furnishings 0.29%
Whirlpool Corp.	6.125%		6/15/2030	30,000	29,441

Insurance 0.29%
Asurion LLC/Asurion Co-Issuer, Inc.†	8.00%		12/31/2032	28,000	29,266

Internet 0.29%
Wayfair LLC†	6.75%		11/15/2032	29,000	29,338

Iron-Steel 1.49%
Carpenter Technology Corp.†	5.625%		3/1/2034	30,000	30,056
Commercial Metals Co.†	5.75%		11/15/2033	30,000	30,067
Vale Overseas Ltd. (Brazil)(a)	6.40%		6/28/2054	88,000	90,418
Total					150,541

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 1.05%
Carnival Corp.†	6.125%	2/15/2033	$45,000	$45,685
Lindblad Expeditions LLC†	7.00%	9/15/2030	59,000	60,641
Total				106,326

Lodging 0.45%
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	46,000	45,688

Media 1.48%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	2/1/2032	33,000	29,573
Directv Financing LLC†	8.875%	2/1/2030	59,000	60,164
Sinclair Television Group, Inc.†	8.125%	2/15/2033	29,000	30,050
Univision Communications, Inc.†	8.50%	7/31/2031	30,000	30,468
Total				150,255

Mining 1.06%
Capstone Copper Corp. (Canada)†(a)	6.75%	3/31/2033	45,000	45,826
Novelis Corp.†	6.875%	1/30/2030	29,000	29,750
PLS Group Ltd. (Australia)†(a)	6.875%	5/1/2031	31,000	31,751
Total				107,327

Miscellaneous Manufacturing 0.58%
LSB Industries, Inc.†	6.25%	10/15/2028	59,000	59,066

Oil & Gas 5.07%
Caturus Energy LLC†	8.50%	2/15/2030	43,000	44,980
Crescent Energy Finance LLC†	7.375%	1/15/2033	45,000	46,081
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	56,000	59,908
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	44,000	44,857
Matador Resources Co.†	6.25%	4/15/2033	29,000	29,509
Nabors Industries, Inc.†	8.875%	8/15/2031	43,000	45,425
Petroleos Mexicanos (Mexico)(a)	6.70%	2/16/2032	93,000	93,361
SM Energy Co.†	6.625%	4/15/2034	60,000	60,855
Transocean International Ltd.†	7.875%	10/15/2032	27,000	28,944
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	58,000	59,727
Total				513,647

Oil & Gas Services 1.18%
Kodiak Gas Services LLC†	6.50%	10/1/2033	29,000	29,680
SESI LLC†	7.875%	9/30/2030	59,000	60,953
WBI Operating LLC†	6.25%	10/15/2030	29,000	29,419
Total				120,052

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Packaging & Containers 0.29%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032		$31,000	$29,191

Pharmaceuticals 0.60%
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055		59,000	61,253

Pipelines 2.34%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		29,000	29,030
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(b)	59,000	59,247
Energy Transfer LP	6.943% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		30,000	29,773
Plains All American Pipeline LP	8.024% (3 mo. USD Term SOFR + 4.37%	)#	–	(b)	30,000	30,075
Rockies Express Pipeline LLC†	6.75%		3/15/2033		29,000	30,251
Venture Global Plaquemines LNG LLC†	7.50%		5/1/2033		53,000	58,798
Total						237,174

REITS 2.23%
Brandywine Operating Partnership LP	8.875%		4/12/2029		29,000	30,374
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032		47,000	45,407
Millrose Properties, Inc.†	6.375%		8/1/2030		30,000	30,405
Starwood Property Trust, Inc.†	6.50%		10/15/2030		43,000	44,251
Vornado Realty LP	5.75%		2/1/2033		76,000	76,150
Total						226,587

Retail 0.59%
Advance Auto Parts, Inc.†	7.00%		8/1/2030		29,000	29,930
QXO Building Products, Inc.†	6.75%		4/30/2032		29,000	29,600
Total						59,530

Software 0.30%
CoreWeave, Inc.†	9.00%		2/1/2031		31,000	30,842

Telecommunications 2.81%
Cipher Compute LLC†	7.125%		11/15/2030		43,000	44,624
Core Scientific Finance I LLC†(c)	7.75%		5/15/2031		60,000	59,882
Level 3 Financing, Inc.†	8.50%		1/15/2036		71,000	76,130
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031		61,000	59,890
WULF Compute LLC†	7.75%		10/15/2030		42,000	44,167
Total						284,693

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Transportation 0.60%
Rand Parent LLC†	8.50%	2/15/2030	$29,000	$30,205
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	29,000	30,160
Total				60,365
Total Corporate Bonds (cost $3,895,035)				3,940,193

FOREIGN GOVERNMENT OBLIGATIONS(a) 10.02%

Brazil 0.84%
Brazil Government International Bonds	7.125%	1/20/2037	78,000	85,387

Chile 1.20%
Chile Government International Bonds	3.625%	10/30/2042	150,000	121,417

Dominican Republic 1.00%
Dominican Republic International Bonds	5.95%	1/25/2027	100,000	100,955

Mexico 3.44%
Mexico Government International Bonds	5.55%	1/21/2045	128,000	116,435
Mexico Government International Bonds	6.05%	1/11/2040	118,000	115,929
Mexico Government International Bonds	6.75%	9/27/2034	109,000	116,603
Total				348,967

Panama 0.76%
Panama Government International Bonds	6.70%	1/26/2036	71,000	77,479

Peru 2.00%
Peru Government International Bonds	5.375%	2/8/2035	100,000	101,050
Peru Government International Bonds	5.50%	3/30/2036	101,000	101,944
Total				202,994

Romania 0.78%
Romania Government International Bonds†	6.625%	5/16/2036	78,000	78,848
Total Foreign Government Obligations (cost $1,001,586)				1,016,047

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.00%
Government National Mortgage Association(d)	2.00%	TBA	75,000	61,726
Government National Mortgage Association(d)	2.50%	TBA	50,000	42,837
Government National Mortgage Association(d)	3.00%	TBA	100,000	89,029
Government National Mortgage Association(d)	4.50%	TBA	75,000	72,319
Government National Mortgage Association(d)	5.00%	TBA	150,000	148,515
Government National Mortgage Association(d)	5.50%	TBA	150,000	150,925
Government National Mortgage Association(d)	6.00%	TBA	100,000	101,965
Uniform Mortgage-Backed Security(d)	2.00%	TBA	100,000	85,878

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(d)	2.50%		TBA	$125,000	$104,657
Uniform Mortgage-Backed Security(d)	3.00%		TBA	60,000	52,536
Uniform Mortgage-Backed Security(d)	3.50%		TBA	50,000	45,519
Uniform Mortgage-Backed Security(d)	4.00%		TBA	50,000	47,796
Uniform Mortgage-Backed Security(d)	4.50%		TBA	225,000	220,922
Uniform Mortgage-Backed Security(d)	5.00%		TBA	354,000	351,957
Uniform Mortgage-Backed Security(d)	5.50%		TBA	231,000	232,504
Uniform Mortgage-Backed Security(d)	6.00%		TBA	164,000	167,528
Uniform Mortgage-Backed Security(d)	6.50%		TBA	50,000	51,867
Total Government Sponsored Enterprises Pass-Throughs (cost $2,032,558)					2,028,480

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 31.52%
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	125,000	129,304
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	125,000	129,127
Bank5 Series 2025-5YR17 Class A3	5.225%		11/15/2058	125,000	127,511
Bank5 Series 2024-5YR6 Class A3	6.225%		5/15/2057	125,000	129,941
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(e)	11/15/2057	125,000	129,804
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	125,000	130,182
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(e)	12/15/2057	125,000	128,543
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	135,000	139,538
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	145,000	147,581
CIM Trust Series 2021-J1 Class A1†	2.50%	#(e)	3/25/2051	162,975	135,134
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(e)	6/1/2051	162,344	134,659
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(e)	8/25/2051	161,606	134,144
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(e)	12/25/2051	157,394	136,591
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(e)	6/25/2051	161,027	133,615
GS Mortgage-Backed Securities Trust Series 2022-PJ1 Class A2†	2.50%	#(e)	5/28/2052	163,683	136,096
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	154,467	133,573
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(e)	5/25/2052	161,124	133,695
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(e)	8/25/2051	161,159	133,917
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	153,021	133,511
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(e)	7/25/2052	149,852	129,582
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(e)	8/25/2052	156,283	135,143
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(e)	11/25/2051	161,818	134,061
RCKT Mortgage Trust Series 2022-2 Class A2†	2.50%	#(e)	2/25/2052	1,443	1,199
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	125,000	129,163

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%	1/15/2058	$125,000	$130,549
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,207,105)				3,196,163
Total Long-Term Investments (cost $11,735,474)				11,780,393

SHORT-TERM INVESTMENTS 5.18%

U.S. TREASURY OBLIGATIONS 1.96%
U.S. Treasury Bills (cost $198,756)	Zero Coupon	7/2/2026	200,000	198,758

REPURCHASE AGREEMENTS 3.22%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $329,000 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $332,773; proceeds: $326,193 (cost $326,164)			326,164	326,164
Total Short-Term Investments (cost $524,920)				524,922
Total Investments in Securities 121.35% (cost $12,260,394)				12,305,315
Other Assets and Liabilities – Net (21.35)%				(2,165,114)
Net Assets 100.00%				$10,140,201

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $5,809,343, which represents 57.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2026.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,599,510	$–	$1,599,510
Corporate Bonds	–	3,940,193	–	3,940,193
Foreign Government Obligations	–	1,016,047	–	1,016,047
Government Sponsored Enterprises Pass-Throughs	–	2,028,480	–	2,028,480
Non-Agency Commercial Mortgage-Backed Securities	–	3,196,163	–	3,196,163
Short-Term Investments
U.S. Treasury Obligations	–	198,758	–	198,758
Repurchase Agreements	–	326,164	–	326,164
Total	$–	$12,305,315	$–	$12,305,315

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of April 30, 2026. This report covers Lord Abbett Diversification Shares: Core Plus Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on April 26, 2026.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would

10

Notes to Schedule of Investments (unaudited)(continued)

use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. The Fund will begin to file tax returns for the tax year ending July 31, 2026.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

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Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2026, the Fund did not have any securities on loan.

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QPHR-COREPL-3Q
(06/26)